Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,583)	$ (36,583)	$ (19,661)
Income and expense items not involving cash flows:
Depreciation and amortization	2,980	2,546	1,632
Stock-based compensation	16,540	15,118	15,026
Exchange rate differences	818	660	945
Realized and unrealized losses on non-designated derivative instruments	651	609
Interest in short-term deposits	1,168	244	(848)
Change in fair value of Forfeiture Shares	(1)	(37)	(1,713)
Change in fair value of earnout liability	(169)	377
Reduction in the carrying amount of ROU assets	1,219	1,500	1,874
Equity in earnings of investee, net of dividend received	17	17	1
Changes in operating assets and liabilities, net of effects of businesses acquired:
Trade accounts receivable	(2,245)	7,185	(3,166)
Prepaid expenses and other current assets	(1,053)	991	489
Inventories	(178)	6,178	9,980
Other long-term assets	50	12	(174)
Trade accounts payable	(1,534)	594	(6,374)
Accrued compensation	1,667	839	(1,949)
Other current liabilities	(7)	2,063	(864)
Change in operating lease liabilities	(1,046)	(1,278)	(1,598)
Other long-term liabilities	(12)	(16)	41
Net cash provided by (used in) operating activities	(12,718)	1,019	(6,359)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(105,555)	(141,541)	(206,024)
Maturities of short-term deposits	135,973	170,113	208,561
Purchase of property and equipment	(1,070)	(1,867)	(1,185)
Investment in a restricted short-term deposit		(1,120)
Derivative instruments of non-designated hedges	(1,320)	(4)
Cash paid for business combination, net of cash acquired (note 3)		(7,800)
Net cash provided by investing activities	28,028	17,781	1,352
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Ordinary Shares	(23,990)	(1,016)
Exercise of stock options	903	861	1,498
Net cash provided by (used in) financing activities-	(23,087)	(155)	1,498
Effect of exchange rate changes on cash and cash equivalents	217	(483)	746
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,560)	18,162	(2,763)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	35,423	17,261	20,024
CASH AND CASH EQUIVALENTS AT END OF YEAR	27,863	35,423	17,261
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	100	569	611
Repurchase of Ordinary Shares		597
Fair value of earnout liability assumed in business combination		2,036
Operating lease liabilities arising from obtaining operating right-of-use assets and lease modification	$ 673	$ 6,094	$ 398